Shareholder Report, Average Annual Return (Details) 193734_Intrepid Capital Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	15.29%	10.58%	6.16%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
Bloomberg Combined 1-5Y TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Combined 1-5Y TR Index
Average Annual Return, Percent	12.23%	10.49%	10.09%